Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	SCT Total For PEO #1	CAP to PEO #1	SCT Total For PEO #2	CAP to PEO #2	SCT Total For PEO #3	CAP to PEO #3	Average SCT	Average	Value of Initial Fixed $100 Investment Based on TSR of:		Net Income	Adjusted EBITDA (6)
Year	Brandon K. Sim, M.S.(1)(2)		Thomas S. Lam, M.D., M.P.H (1)(2)		Kenneth Sim, M.D.(1)(2)		Total For Non-PEO NEOs(3)	CAP To Non-PEO NEOs(2)(3)	ASTH (4)	S&P 500 Healthcare Index(4)(5)	(In millions)
2024	$18,242,585	$16,942,570	$2,843,062	$2,279,000	$—	$—	$6,666,617	$3,644,213	$171	$147	$50	$170
2023	$14,311,250	$13,561,755	$5,217,562	$4,314,127	$—	$—	$3,827,960	$3,356,039	$208	$143	$58	$147
2022	$15,302,775	$997,261	$1,487,709	$(5,920,199)	$—	$—	$1,667,352	$(574,925)	$161	$140	$46	$140
2021	$9,006,157	$15,536,119	$6,857,194	$16,090,110	$6,863,527	$16,096,441	$688,309	$1,155,454	$399	$143	$46	$134
2020	$—	$—	$2,515,142	$2,412,546	$2,521,773	$2,419,178	$685,422	$695,307	$99	$113	$122	$103

(1)	The PEOs shown in the table above for each applicable fiscal year are as follows:

Year	PEOs
2024	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2023	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2022	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2021	Kenneth Sim, M.D., Brandon K. Sim, M.S., and Thomas Lam, M.D., M.P.H.
2020	Kenneth Sim, M.D. and Thomas Lam, M.D., M.P.H

(2)	As the valuation methods for compensation actually paid (“CAP”) required by the SEC differ from those required in the Summary Compensation Table (“SCT”), the tables below provide a reconciliation of the SCT amounts to the CAP amounts in the Pay Versus Performance table for the PEOs and Non-PEO NEOs for each of the last five fiscal years.

(3)	The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:

Year	Non-PEO NEOs
2024	Kenneth Sim, M.D., Chandan Basho, M.B.A., Dinesh Kumar, M.D., and Albert Young, M.D., M.P.H.
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.
2020	Eric Chin, Brandon K. Sim M.S., Adrian Vazquez, M.D., and Albert Young, M.D., M.P.H.

(4)	Pursuant to the SEC rules, total stockholder return, or TSR, reflects an initial investment of $100 on December 31, 2019.

(5)	The peer group of the listed fiscal year consists of the S&P 500 Healthcare Index.

(6)	The company selected measure is Adjusted EBITDA.

Summary Compensation Table to Compensation Actually Paid Reconciliation Table

	PEO #1 Brandon K. Sim, M.S.
	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$18,242,585	$14,311,250	$15,302,775	$9,006,157
Less, Value of Stock & Option Awards Reported in SCT(1)	(15,893,226)	(12,499,943)	(13,567,843)	(7,816,831)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	7,192,781	9,243,092	6,778,744	13,976,639
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	5,477,073	1,821,347	(5,032,202)	—
Plus, FMV of Awards Granted this Year That Vested This Year	826,136	527,597	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	1,097,221	158,412	(2,484,213)	370,154
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest this Year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards Not Otherwise Reflected in Fair Value	—	—	—	—
Compensation Actually Paid	$16,942,570	$13,561,755	$997,261	$15,536,119

	PEO #2 Thomas S. Lam, M.D., M.P.H.
	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$2,843,062	$5,217,562	$1,487,709	$6,857,194	$2,515,142
Less, Value of Stock & Option Awards Reported in SCT(1)	(1,878,400)	(3,253,500)	—	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	420,389	2,298,000	—	5,875,821	1,486,990
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	539,700	171,330	(3,852,379)	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested this Year	—	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	354,249	(119,265)	(3,555,529)	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year	—	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—	—
Compensation Actually Paid	$2,279,000	$4,314,127	$(5,920,199)	$16,090,110	$2,412,546
	PEO #3 Kenneth Sim, M.D.
	2021	2020
Total Reported in Summary Compensation Table (SCT)	$6,863,527	$2,521,773
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	5,875,819	1,486,991
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested This Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested This Year	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest This Year	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—
Compensation Actually Paid	$16,096,441	$2,419,178

	Average NEOs
	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$6,666,617	$3,827,960	$1,667,352	$688,309	$685,422
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,573,539)	(2,617,300)	(880,452)	(205,730)	(204,895)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	2,299,412	1,818,867	524,690	652,802	107,514
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	25,600	180,624	(956,215)	17,308	—
Plus, FMV of Awards Granted This Year That Vested This Year	93,191	155,544	77,967	—	107,266
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested This year	132,932	(9,656)	(1,008,267)	2,765	—
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest This Year	—	—	—	—	—
Plus, Dividends or Earnings Paid on Awards Not Otherwise Reflected in Fair Value	—	—	—	—	—
Compensation Actually Paid	$3,644,213	$3,356,039	$(574,925)	$1,155,454	$695,307

(1)	Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our common stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our common stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s common stock.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEOs shown in the table above for each applicable fiscal year are as follows:
Year	PEOs
2024	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2023	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2022	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2021	Kenneth Sim, M.D., Brandon K. Sim, M.S., and Thomas Lam, M.D., M.P.H.
2020	Kenneth Sim, M.D. and Thomas Lam, M.D., M.P.H
(3)	The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:
Year	Non-PEO NEOs
2024	Kenneth Sim, M.D., Chandan Basho, M.B.A., Dinesh Kumar, M.D., and Albert Young, M.D., M.P.H.
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.
2020	Eric Chin, Brandon K. Sim M.S., Adrian Vazquez, M.D., and Albert Young, M.D., M.P.H.

Peer Group Issuers, Footnote
(5)	The peer group of the listed fiscal year consists of the S&P 500 Healthcare Index.

Adjustment To PEO Compensation, Footnote
(1)	The PEOs shown in the table above for each applicable fiscal year are as follows:
Year	PEOs
2024	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2023	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2022	Brandon K. Sim, M.S. and Thomas Lam, M.D., M.P.H
2021	Kenneth Sim, M.D., Brandon K. Sim, M.S., and Thomas Lam, M.D., M.P.H.
2020	Kenneth Sim, M.D. and Thomas Lam, M.D., M.P.H

Summary Compensation Table to Compensation Actually Paid Reconciliation Table

	PEO #1 Brandon K. Sim, M.S.
	2024	2023	2022	2021
Total Reported in Summary Compensation Table (SCT)	$18,242,585	$14,311,250	$15,302,775	$9,006,157
Less, Value of Stock & Option Awards Reported in SCT(1)	(15,893,226)	(12,499,943)	(13,567,843)	(7,816,831)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	7,192,781	9,243,092	6,778,744	13,976,639
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	5,477,073	1,821,347	(5,032,202)	—
Plus, FMV of Awards Granted this Year That Vested This Year	826,136	527,597	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	1,097,221	158,412	(2,484,213)	370,154
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest this Year	—	—	—	—
Plus, Dividends or Earnings Paid on Awards Not Otherwise Reflected in Fair Value	—	—	—	—
Compensation Actually Paid	$16,942,570	$13,561,755	$997,261	$15,536,119
	PEO #2 Thomas S. Lam, M.D., M.P.H.
	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$2,843,062	$5,217,562	$1,487,709	$6,857,194	$2,515,142
Less, Value of Stock & Option Awards Reported in SCT(1)	(1,878,400)	(3,253,500)	—	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	420,389	2,298,000	—	5,875,821	1,486,990
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	539,700	171,330	(3,852,379)	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested this Year	—	—	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards That Vested This Year	354,249	(119,265)	(3,555,529)	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year	—	—	—	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—	—	—	—
Compensation Actually Paid	$2,279,000	$4,314,127	$(5,920,199)	$16,090,110	$2,412,546
	PEO #3 Kenneth Sim, M.D.
	2021	2020
Total Reported in Summary Compensation Table (SCT)	$6,863,527	$2,521,773
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,777,307)	(1,450,003)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	5,875,819	1,486,991
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	4,920,552	(67,429)
Plus, FMV of Awards Granted this Year That Vested This Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested This Year	4,213,850	(72,154)
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest This Year	—	—
Plus, Dividends or Earnings Paid on Awards not Otherwise Reflected in Fair Value	—	—
Compensation Actually Paid	$16,096,441	$2,419,178
(1)	Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our common stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our common stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s common stock.

Non-PEO NEO Average Total Compensation Amount	$ 6,666,617	$ 3,827,960	$ 1,667,352	$ 688,309	$ 685,422
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,644,213	3,356,039	(574,925)	1,155,454	695,307
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The Non-PEO NEOs shown in the table above for each applicable fiscal year are as follows:
Year	Non-PEO NEOs
2024	Kenneth Sim, M.D., Chandan Basho, M.B.A., Dinesh Kumar, M.D., and Albert Young, M.D., M.P.H.
2023	Kenneth Sim, M.D., Chandan Basho, M.B.A., and Albert Young, M.D., M.P.H.
2022	Kenneth Sim, M.D., Chandan Basho, M.B.A., Albert Young, M.D., M.P.H., and Eric Chin
2021	Eric Chin and Albert Young, M.D., M.P.H.
2020	Eric Chin, Brandon K. Sim M.S., Adrian Vazquez, M.D., and Albert Young, M.D., M.P.H.
	Average NEOs
	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$6,666,617	$3,827,960	$1,667,352	$688,309	$685,422
Less, Value of Stock & Option Awards Reported in SCT(1)	(5,573,539)	(2,617,300)	(880,452)	(205,730)	(204,895)
Plus, Year-End Value of Awards Granted in Fiscal Year That Are Unvested and Outstanding	2,299,412	1,818,867	524,690	652,802	107,514
Plus, Change in Fair Value of Prior Year Awards That Are Outstanding and Unvested	25,600	180,624	(956,215)	17,308	—
Plus, FMV of Awards Granted This Year That Vested This Year	93,191	155,544	77,967	—	107,266
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards That Vested This year	132,932	(9,656)	(1,008,267)	2,765	—
Less, Prior Year Fair Value of Prior Year awards That Failed to Vest This Year	—	—	—	—	—
Plus, Dividends or Earnings Paid on Awards Not Otherwise Reflected in Fair Value	—	—	—	—	—
Compensation Actually Paid	$3,644,213	$3,356,039	$(574,925)	$1,155,454	$695,307
(1)	Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our common stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our common stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s common stock.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 171	208	161	399	99
Peer Group Total Shareholder Return Amount	147	143	140	143	113
Net Income (Loss)	$ 50,000,000	$ 58,000,000	$ 46,000,000	$ 46,000,000	$ 122,000,000
Company Selected Measure Amount	170,000,000	147,000,000	140,000,000	134,000,000	103,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)	The company selected measure is Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Brandon K. Sim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,242,585	$ 14,311,250	$ 15,302,775	$ 9,006,157
PEO Actually Paid Compensation Amount	$ 16,942,570	13,561,755	997,261	15,536,119
PEO Name	Brandon K. Sim
Thomas S. Lam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,843,062	5,217,562	1,487,709	6,857,194	2,515,142
PEO Actually Paid Compensation Amount	$ 2,279,000	4,314,127	(5,920,199)	16,090,110	2,412,546
PEO Name	Thomas Lam
Kenneth Sim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				6,863,527	2,521,773
PEO Actually Paid Compensation Amount				16,096,441	2,419,178
PEO | Brandon K. Sim [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,893,226)	(12,499,943)	(13,567,843)	(7,816,831)
PEO | Brandon K. Sim [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,192,781	9,243,092	6,778,744	13,976,639
PEO | Brandon K. Sim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,477,073	1,821,347	(5,032,202)
PEO | Brandon K. Sim [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	826,136	527,597
PEO | Brandon K. Sim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,097,221	158,412	(2,484,213)	370,154
PEO | Brandon K. Sim [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Brandon K. Sim [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas S. Lam [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,878,400)	(3,253,500)		(5,777,307)	(1,450,003)
PEO | Thomas S. Lam [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420,389	2,298,000		5,875,821	1,486,990
PEO | Thomas S. Lam [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	539,700	171,330	(3,852,379)	4,920,552	(67,429)
PEO | Thomas S. Lam [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas S. Lam [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,249	(119,265)	(3,555,529)	4,213,850	(72,154)
PEO | Thomas S. Lam [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas S. Lam [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,777,307)	(1,450,003)
PEO | Kenneth Sim [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,875,819	1,486,991
PEO | Kenneth Sim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,920,552	(67,429)
PEO | Kenneth Sim [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,213,850	(72,154)
PEO | Kenneth Sim [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Kenneth Sim [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,573,539)	(2,617,300)	(880,452)	(205,730)	(204,895)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,299,412	1,818,867	524,690	652,802	107,514
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,600	180,624	(956,215)	17,308
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,191	155,544	77,967		107,266
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,932	(9,656)	(1,008,267)	2,765
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount